Note 25 - Related Party Transactions (Details Textual) - Non-controlling Shareholders [Member] - Loans Receivable [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction, Amounts of Transaction	$ 18,769	$ 2,106
Minimum [Member]
Related Party Transaction, Rate	0.00%
Maximum [Member]
Related Party Transaction, Rate	6.00%